Income Taxes - Disclosure of major components of deferred tax balances (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 0	$ 5,153	[1]	$ 7,000	[1]
Deferred tax liabilities	700	700	[1]	3,133	[1]
Net deferred tax assets (liabilities)	(700)	4,453		$ 3,867
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets (liabilities)	0	5,153
Other timing differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets (liabilities)	$ (700)	$ (700)

[1]	See Note 2i for further details.